CAPITAL STOCK - Number of Stock Options and Weighted-average Exercise Prices (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Options
Outstanding, beginning of year (in shares)	9,056,493	10,444,660	11,641,564
Granted (in shares)	961,250	1,106,075	1,150,577
Exercised (in shares)	(2,414,697)	(2,258,598)	(2,166,269)
Forfeited (in shares)	(173,784)	(235,644)	(181,212)
Outstanding, end of year (in shares)	7,429,262	9,056,493	10,444,660
Exercisable, end of year (in shares)	5,310,381	5,515,617	6,853,838
Price
Outstanding, beginning of year (USD per share)	$ 56.90	$ 52.47	$ 48.69
Granted (USD per share)	$ 79.72	$ 70.66	$ 65.05
Exercised (USD per share)	$ 50.75	$ 43.07	$ 40.34
Forfeited (USD per share)	$ 80.97	$ 68.48	$ 52.19
Outstanding, end of year (USD per share)	$ 61.69	$ 56.90	$ 52.47
Exercisable, end of year (USD per share)	$ 57.10	$ 52.97	$ 49.74